ACQUISITIONS - (Narrative) (Details) - USD ($) $ in Millions				12 Months Ended
	Sep. 13, 2023	Feb. 03, 2022	Sep. 01, 2021	Dec. 31, 2023
Avanan Member
Business Acquisition [Line Items]
Acquisition date			Sep. 01, 2021
Business combination, consideration transferred			$ 227.1
Spectral Cyber Technologies Ltd [Member]
Business Acquisition [Line Items]
Acquisition date		Feb. 03, 2022
Amosec Ltd [Member]
Business Acquisition [Line Items]
Acquisition date				Sep. 11, 2023
Perimeter 81 Ltd [Member]
Business Acquisition [Line Items]
Acquisition date	Sep. 13, 2023
Business combination, consideration transferred	$ 503.1